NET INCOME/LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted loss from continuing operations per share		¥ (35,700)		¥ (277,048)	¥ (1,018,547)
Numerator for basic and diluted (loss) income from discontinued operations per share				¥ 340,787	¥ (58,266)
Denominator:
Denominator for basic and diluted (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	[1]	38,469,234		36,848,816	13,928,048
Basic and diluted loss per share- continuing operations (in CNY per share) | (per share)	[1]	¥ (0.93)	$ (0.13)	¥ (7.52)	¥ (73.13)
Basic and diluted (loss) income per share- discontinued operations (in CNY per share) | (per share)	[1]	¥ 0	$ 0	¥ 9.25	¥ (4.18)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.’s 1 for 30 reverse stock split, which was effective on September 4, 2015.